Note 10 - Other Fixed Assets	12 Months Ended
Dec. 31, 2014
Other Fixed Assets [Abstract]
Other Fixed Assets [Text Block]
10.	Other fixed assets:

As of December 31, 2014, other fixed assets represent mainly office equipment and furniture, art works, leasehold improvements and vehicles with a cost of $5,727 (December 31, 2013: $ 5,674) and accumulated depreciation of $4,326 (December 31, 2013: $4,207). Depreciation expense for the year ended 2014 amounted to $120 (2013: $ 335, 2012: $1,052) which is included in general and administrative expenses in the consolidated statements of comprehensive (loss)/income.